Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000107588 [Member] | T Mobile USA Inc 5 50 03 01 70 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107588 [Member] | BNP Paribas S A 7 20 [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000107588 [Member] | Citigroup Inc 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107588 [Member] | Credit Agricole S A 7 13 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000107588 [Member] | Xcel Energy Inc 6 25 10 15 85 [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000107588 [Member] | JPMorgan Chase And Co Series NN 6 88 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107588 [Member] | NextEra Energy Capital Holdings Inc Series U 6 50 06 01 85 [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000107588 [Member] | Barclays PLC 8 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000107588 [Member] | Wells Fargo And Co Series L 7 50 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000107588 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000107588 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.50%
C000107588 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000107588 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000107588 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000107588 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000107588 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000107588 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	74.80%
C000107588 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000138174 [Member] | Short Rated Only [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000138174 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%	[1]
C000138174 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
C000138174 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%	[1]
C000138174 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[1]
C000138174 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%	[1]
C000138174 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[1]
C000138174 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000138174 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000138174 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.20%
C000138174 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000138174 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000138174 [Member] | Gas [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000138174 [Member] | Insured [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000138174 [Member] | Special Assessment [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000138174 [Member] | Government Obligation Bond Unlimited Tax [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000138174 [Member] | Certificates of Participation [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000138174 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000142474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000142474 [Member] | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000142474 [Member] | All Short [Member]
Holdings [Line Items]
Percent of Total Investments	(38.10%)
C000142474 [Member] | All Other Long [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000142474 [Member] | Long Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000142474 [Member] | Long Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000142474 [Member] | Long Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000142474 [Member] | Long Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000142474 [Member] | Long Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000142474 [Member] | Long Financials [Member]
Holdings [Line Items]
Percent of Total Investments	29.40%
C000142474 [Member] | Long Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	35.50%
C000142474 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%	[2]
C000142474 [Member] | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Net Asset Value	(27.10%)
C000142474 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000142474 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000142474 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000146034 [Member] | Malaysia Government Bond 2 63 04 15 31 [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000146034 [Member] | Indonesia Treasury Bond 8 38 03 15 34 [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000146034 [Member] | Republic of Poland Government Bond 6 00 10 25 33 [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000146034 [Member] | Indonesia Treasury Bond 8 25 05 15 36 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000146034 [Member] | Indonesia Treasury Bond 7 00 09 15 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000146034 [Member] | Republic of South Africa Government Bond 8 25 03 31 32 [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000146034 [Member] | India Government Bond 7 18 07 24 37 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000146034 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 35 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000146034 [Member] | Bonos de la Tesoreria de la Republica en pesos 4 70 09 01 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000146034 [Member] | Indonesia Treasury Bond 9 00 03 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000146034 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[3]
C000146034 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%	[3]
C000146034 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.60%	[3]
C000146034 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%	[3]
C000146034 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.70%	[3]
C000165608 [Member] | Allianz SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000165608 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000165608 [Member] | UBS Group AG [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000165608 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000165608 [Member] | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000165608 [Member] | ASML Holding N V [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000165608 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165608 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000165608 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000165608 [Member] | Advantest Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165608 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165608 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
C000165608 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000165608 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000165608 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.50%
C000165608 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%
C000165608 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000165608 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000165608 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000165608 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000165609 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
C000165609 [Member] | Unimicron Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000165609 [Member] | iShares MSCI China ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000165609 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000165609 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000165609 [Member] | Jentech Precision Industrial Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000165609 [Member] | Industrial And Commercial Bank of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000165609 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000165609 [Member] | Global Unichip Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000165609 [Member] | International Container Terminal Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000165609 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000165609 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000165609 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000165609 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000165609 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000165609 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000165609 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000165609 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000165609 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	34.90%
C000165609 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000190801 [Member] | Citigroup Inc 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | Credit Agricole S A 7 13 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000190801 [Member] | Bank of America Corp 6 63 [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000190801 [Member] | Bank of Montreal 7 70 05 26 84 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000190801 [Member] | Charles Schwab The Corp Series H 4 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000190801 [Member] | Banco Santander S A 9 63 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000190801 [Member] | Enbridge Inc 8 50 01 15 84 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000190801 [Member] | Banco Bilbao Vizcaya Argentaria S A 7 75 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | Toronto Dominion Bank The 8 13 10 31 82 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | ING Groep N V 7 00 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000190801 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
C000190801 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
C000190801 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000190801 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000190801 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	76.90%
C000190801 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%

[1]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[2]	Includes variation margin on futures contracts.
[3]	The ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.